Credit Facility	12 Months Ended
May. 02, 2015
Credit Facility
2.	Credit Facility

The Company is party to an amended and restated credit facility with Bank of America, N.A., as administrative agent, collateral agent and swing line lender, and other lenders, dated as of April 29, 2011 (as amended and modified to date, the Credit Facility), consisting of up to $1,000,000 in aggregate commitments under a five-year asset-backed revolving credit facility expiring on April 29, 2016, which is secured by eligible inventory and accounts receivable with the ability to include eligible real estate and related assets. Borrowings under the Credit Facility are limited to a specified percentage of eligible inventories and accounts receivable and accrued interest, at the election of the Company, at Base Rate or LIBO Rate, plus, in each case, an Applicable Margin (each term as defined in the Credit Facility). In addition, the Company has the option to request an increase in commitments under the Credit Facility by up to $300,000, subject to certain restrictions.

The Credit Facility requires Availability (as defined in the Credit Facility) to be greater than the greater of (i) 10% of the Loan Cap (as defined in the Credit Facility) and (ii) $50,000. In addition, the Credit Facility contains covenants that limit, among other things, the Company’s ability to incur indebtedness, create liens, make investments, make restricted payments, merge or acquire assets, and contains default provisions that are typical for this type of financing, among other things. Proceeds from the Credit Facility are used for general corporate purposes, including seasonal working capital needs.

The Company had no outstanding debt under the Credit Facility as of May 2, 2015 and May 3, 2014.

Selected information related to the Company’s credit facilities:

	Fiscal 2015	Fiscal 2014	Fiscal 2013
Credit facility at period end	$—	—	77,000
Average balance outstanding during the period	$18,227	48,254	214,702
Maximum borrowings outstanding during the period	$202,800	180,300	462,900
Weighted average interest rate during the period (a)	38.18%	15.65%	5.56%
Interest rate at end of period	0.00%	0.00%	4.93%

(a)	Includes commitment fees.

Fees expensed with respect to the unused portion of the credit facilities were $4,658, $4,375 and $3,794 during fiscal 2015, fiscal 2014 and fiscal 2013, respectively. The Company had $66,946 of outstanding letters of credit under the 2013 Amended Credit Facility as of May 2, 2015 compared with $36,782 as of May 3, 2014.

The Company has no agreements to maintain compensating balances.